Lease - Summary of Future Lease Payments for the Operating Leases Under the Operating Leases (Detail) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 2,853
2026	2,295
2027	1,751
2028	1,538
2029	1,631
2030 and thereafter	6,251
Total	16,319
Less imputed interest	1,378
Present value of lease liabilities	14,941
Less operating lease liabilities-current	2,528
Long-term operating lease liabilities	$ 12,413
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent